LAZARD RETIREMENT SERIES, INC.

Lazard Retirement US Strategic Equity Portfolio

Lazard Retirement US Small-Mid Cap Equity Portfolio

Supplement to Prospectus dated April 30, 2014

Lazard Retirement US Strategic Equity Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Christopher H. Blake, portfolio manager/analyst on various of the Investment Manager's US Equity teams, has been with the Portfolio since May 2007.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since May 2011.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams and the Fundamental Long/Short team, has been with the Portfolio since May 2003.

Ronald Temple, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select team, has been with the Portfolio since February 2009.

The following replaces any contrary information in "Fund Management – Portfolio Management":

Retirement US Strategic Equity Portfolio – Christopher H. Blake (since May 2007), Martin Flood (since May 2011), Andrew D. Lacey# (since May 2003) and Ronald Temple (since February 2009)

* * * *

Lazard Retirement US Small-Mid Cap Equity Portfolio

The following replaces "Summary Section – Management – Portfolio Managers/Analysts":

Daniel Breslin, portfolio manager/analyst on the Investment Manager's US Small-Mid Cap Equity team, has been with the Portfolio since May 2007.

Michael DeBernardis, portfolio manager/analyst on the Investment Manager’s US Small-Mid Cap Equity and Global Small Cap Equity teams, has been with the Portfolio since October 2010.

Martin Flood, portfolio manager/analyst on various of the Investment Manager's US Equity teams and the Global Equity Select and Fundamental Long/Short teams, has been with the Portfolio since 2014.

Andrew D. Lacey, portfolio manager/analyst on various of the Investment Manager's US Equity and Global Equity teams and the Fundamental Long/Short team, has been with the Portfolio since May 2003.

The following replaces any contrary information in "Fund Management – Portfolio Management":

Retirement US Small-Mid Cap Equity Portfolio – Daniel Breslin (since May 2007), Michael DeBernardis (since October 2010), Martin Flood (since 2014) and Andrew D. Lacey## (since May 2003)

February 17, 2015